Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Payables and Accrued Liabilities [Abstract]
Provision for staff bonus	$ 80,552	$ 555,513
Accrued staff salaries	18,049	16,653
Accrued administrative expenses	346,732	262,964
Other payables		2,440
Deposits received		13,442
Total	$ 445,333	$ 851,012